Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Schedule of average useful lives

Category	Useful life (years)

Buildings	10
Furniture and fixtures	10
IT equipment	5
Telecommunications equipment	5
Leasehold improvement	6 - 10

Schedule of estimated useful lives

Category	2022

Brands	30
Software	From 3 to 7 years
Customer contracts	10